Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Parenthetical) (Detail)
¥ in Millions
9 Months Ended
Dec. 31, 2020 JPY (¥)
Property, Plant and Equipment, Other Types | Hotel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 433